Leases - Additional Information (Details)								1 Months Ended	2 Months Ended	12 Months Ended
	Oct. 31, 2025	Jul. 07, 2023	Jun. 22, 2023	May 05, 2023	Mar. 01, 2023	Aug. 09, 2022	Oct. 04, 2021	Jun. 30, 2024	May 07, 2025	Dec. 31, 2025
Leases
Incremental borrowing rate										5.00%
Lease agreement over the office spaces in Limassol, Cyprus
Leases
Lease term	3 years	3 years							2 years
Lease renewal term	3 years
Rental Increase Following renewal.	7.00%
Non Cancellable Period For Accounting Purposes.	2 years
Lease agreement over the office spaces in Larnaca, Cyprus
Leases
Lease term							3 years
Lease agreement over the co-working spaces in Yerevan, Armenia
Leases
Lease term						2 years
Lease renewal term										1 year
Lease agreement over the office spaces in Yerevan, Armenia
Leases
Lease term				1 year	1 year
Lease renewal term								2 years
Lease agreement over the warehouse spaces in Yerevan, Armenia
Leases
Lease term			1 year
Lease renewal term			1 year